Note 8 - Income Taxes 1 (Tables)	12 Months Ended
Dec. 31, 2023
Notes Tables
Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	December 31,
	2023	2022
U.S. federal statutory rate	21.0%	21.0%
Uncertain tax position and interest	0.0	3.8
State and local taxes	4.0	(3.9)
Permanent items	0.3	(1.0)
Change in valuation allowance	(25.4)	(16.3)
Other	0.1	0.0
Effective income tax rate	0.0%	3.6%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	December 31,
	2023	2022
Deferred tax assets:
Royalty agreement liabilities	$1,587	$9,080
Net operating loss	9,179	7,850
Section 174 R&D capitalization	4,548	3,152
Accrued expenses and other	406	364
Orphan drug credit	199	199
Startup costs	95	104
Net deferred tax assets	16,014	20,749
Valuation allowance	(16,014)	(20,749)
Net deferred tax assets	$—	$—

Decrease (increase) in valuation allowance	$4,735	$(4,637)